OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement dated April 30, 2019 to the
Prospectus dated March 1, 2019

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2019.

Mr. Amit Bortz has been promoted to Co-Portfolio Manager of Bessemer Investment Management LLC (the “Adviser”), the investment adviser to the Fund. Effective May 1, 2019, Mr. Bortz will be joined by Mr. Anthony Wile, Associate Portfolio Manager of the Adviser, to manage the portion of the Fund managed by the Adviser. Also, Messrs. Gregory M. Lester, who is now a Senior Client Advisor of Bessemer Trust Company, N.A. (“Bessemer”), and Edward N. Aw, who remains a portfolio manager for other series of Old Westbury Funds, Inc., will no longer serve as portfolio managers of this Fund. The Fund will also no longer employ a quantitative investment strategy as a principal investment technique.

Accordingly, effective on May 1, 2019:

•	The “Quantitative Investment Strategy Risk” under the section entitled “Old Westbury Strategic Opportunities Fund – Principal Risks” beginning on page 20 is hereby deleted in its entirety.

•	The first, second and third paragraphs under the section entitled “Old Westbury Strategic Opportunities Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 24 are hereby deleted in their entirety and replaced with the following:

Mr. Amit Bortz, Principal and Co-Portfolio Manager of the Adviser, has managed the Fund since February 28, 2014.

Mr. Anthony Wile, Senior Vice President and Associate Portfolio Manager of the Adviser, has managed the Fund since May 1, 2019 and has been a member of the Strategic Opportunities team of the Adviser since January 2017.

•	The first, second and third paragraphs under the section entitled “WHO MANAGES THE FUNDS? – Old Westbury Strategic Opportunities Fund” beginning on page 59 are hereby deleted in their entirety and replaced with the following:

Mr. Amit Bortz, Principal and Co-Portfolio Manager of the Adviser, has managed the Fund since February 28, 2014. He joined the Adviser in December 2012 as a Senior Analyst of the Strategic Opportunities team. Prior to joining the Adviser, Mr. Bortz was a Principal with Protea Partners LLC, a private investment company focused on volatility investing strategies. From 2004 to 2009, he was a Vice President with BlackRock where he was responsible for structuring opportunistic and thematic strategies across asset classes. Mr. Bortz began his career with J.P. Morgan in 2002 working in structured products and derivative marketing. Mr. Bortz received his Bachelor of Science with concentrations in Economics and Finance from The University of Missouri — Columbia.

Mr. Anthony Wile, Senior Vice President and Associate Portfolio Manager of the Adviser, has managed the Fund since May 1, 2019. Mr. Wile joined the Adviser in 2017 and Bessemer in 2016. Prior to joining Bessemer, Mr. Wile was a global markets research analyst at J.P. Morgan, responsible for global macro research and high frequency forecasting. Mr. Wile earned a B.B.A. in finance and economics from Loyola University Chicago.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0419	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

 Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement dated April 30, 2019 to the
Statement of Additional Information dated March 1, 2019

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2019.

Mr. Amit Bortz has been promoted to Co-Portfolio Manager of Bessemer Investment Management LLC (the “Adviser”), the investment adviser to the Fund. Effective May 1, 2019, Mr. Bortz will be joined by Mr. Anthony Wile, Associate Portfolio Manager of the Adviser, to manage the portion of the Fund managed by the Adviser. Also, Messrs. Gregory M. Lester, who is now a Senior Client Advisor of Bessemer Trust Company, N.A., and Edward N. Aw, who remains a portfolio manager for other series of Old Westbury Funds, Inc., will no longer serve as portfolio managers of this Fund.

Accordingly, effective on May 1, 2019:

•	All references and information with regard to Messrs. Gregory M. Lester and Edward N. Aw with respect to the Fund are hereby deleted.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Strategic Opportunities Fund—BIM” beginning on page 52 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Amit Bortz	0	$0	1	$35,000,000	0	$0
Anthony Wile[2]	0	$0	1	$34,000,000	0	$0

o	The following will be added to the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is based on Performance” beginning on page 54:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Strategic Opportunities Fund
BIM
Amit Bortz	0	$0	0	$0	0	$0
Anthony Wile[2]	0	$0	0	$0	0	$0

2        This information is as of March 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE